

# MUNDOVAL FUND
## GLOBAL VALUE INVESTING

### As of September 30, 2014

### Investment Strategy
The Mundoval Fund seeks long-term capital appreciation by investing in U.S. and international businesses.

The Fund's strategy focuses on value style investing by owning shares of companies believed to be trading at a discount to their intrinsic value.

### Differentiating Factors
- Portfolio Manager invested alongside clients.
- Long-term, multi-year investment horizon and low turnover of portfolio holdings.
- Consistent application of investment philosophy through market cycles.
- Conservative business valuation estimates that prioritize free cash flow generation.

### Portfolio Manager
Arthur Q. Johnson, CFA
*Since fund inception*

### Investment Advisor
Mundoval Capital Management, Inc.
7855 Ivanhoe Ave., Suite 210
La Jolla, CA 92037
(858) 454-4837

WWW.MUNDOVAL.COM

### [2]Risks & Important Considerations
*Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All returns include change in share prices, and reinvestment of any dividends and capital gains distributions. Current performance may be lower or higher than the performance data quoted. Indices shown are broad-based, unmanaged indices commonly used to measure performance of U.S. and world stocks. These indices do not incur expenses and are not available for investment. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-FUNDS. You should consider the investment objectives, risks, and charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the fund. You may obtain a prospectus by calling 1-877-59-FUNDS. The prospectus should be read carefully before investing.*

### Geographic Diversification

3.4%
44.3%
52.3%
Domestic
International
Net Cash [1]

*[1]Net Cash represents cash equivalents and other assets less liabilities.*

### Industry Diversification
| | |
|---|---|
| Information Technology | 25.4% |
| Financials | 17.7% |
| Energy | 14.3% |
| Telecommunications | 12.9% |
| Consumer Staples | 7.6% |
| Consumer Discretionary | 5.9% |
| Industrials | 4.9% |
| Health Care | 4.2% |
| Materials | 3.9% |
| Cash | 3.4% |

### Top 10 Holdings
| | |
|---|---|
| Apple Computer Inc. | 5.56% |
| Baidu ADR | 5.01% |
| Mastercard, Inc. | 4.42% |
| Teva Pharmaceutical | 4.20% |
| Citigroup, Inc. | 4.05% |
| Bank of America Corp. | 3.88% |
| CF Industries | 3.85% |
| American International Group | 3.72% |
| EMC Corporation | 3.63% |
| China Mobile Ltd. | 3.51% |

### Fund Facts
| | |
|---|---|
| Ticker | MUNDX |
| CUSIP | 62613P202 |
| Inception Date | 9/3/2004 |
| Total Holdings | 31 |
| 2013 PortfolioTurnover | 32.54% |
| Net Assets (millions) | $21.76 |
| Total Expense Ratio | 1.50% |

*No sales loads or distribution fees*

### Average Annual Total Returns [2]

Mundoval Fund
MSCI World Index
12.22%
12.20%
19.77%
17.91%
10.88%
10.86%
4.14%
2.76%
7.78%
7.12%
7.71%
7.14%
1 Year
3 Year
5 Year
7 Year
10 Year
Since Inception

### Hypothetical Growth of $10,000 since inception[2,3]

$22,500
$20,000
$17,500
$15,000
$12,500
$10,000
$7,500
$5,000
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014

*[3]A hypothetical $10,000 investment in the fund at inception on 9/3/04 would have been worth $21,141.22 on 9/30/14. All returns include change in share prices, and reinvestment of any dividends and capital gains distributions. This chart does not imply future performance.*

# MUNDOVAL FUND
GLOBAL VALUE INVESTING

## Portfolio Review:

The Mundoval Fund returned 1.55% in the third quarter of 2014 versus -2.16% for the MSCI World Index during the same period. Since inception of the Fund on September 3, 2004 the annualized rate of return has been 7.71% versus 7.14% for the MSCI World Index.

Positive factors impacting investment performance for the Fund during the quarter included the Communications (American Movil & China Mobile), Information Technology (Baidu) and Materials Sectors (CF Industries). Negative factors impacting investment performance for the Fund during the quarter included Energy (Lukoil), Industrials (Joy Global) and Consumer Discretionary Sectors (Viacom).

During the quarter the Fund purchased shares of **Diageo Plc**, the world's largest maker of wine and distilled spirits, **Tesco Plc**, the second largest retailer in the world and **Chicago Bridge & Iron**, a global engineering, procurement and construction company.

## Manager Commentary:

We are pleased to announce that on September 3, 2014, the Mundoval Fund celebrated its tenth year of operation as a Global Value Equity mutual fund. We are most fortunate to have shareholders that maintain a long term, multi-year time horizon and share our conviction in a value oriented investment philosophy that invests in businesses throughout the world that are believed to be selling at less than our estimate of their worth or intrinsic value. Our shareholders have withstood periods of extreme volatility, such as the financial crisis in 2008-09, only to be rewarded over time for their patience and understanding that share prices of common stocks eventually will reflect the intrinsic valuations of the businesses they represent. Most importantly, our shareholders are educated in knowing about the businesses they own and the time invested, not market timing, required to achieve their long-term investment objectives.

Thank you for your continued support of the Mundoval Fund.

Sincerely yours,

Arthur Q. Johnson, CFA
President

## Average Annualized Total Returns as of September 30, 2014

| | 3Q 2014 (Non-Annualized) | 1-Year | 3-Year | 5-Year | 7-Year | 10 Year | Since Inception (9/3/04) |
|---|---|---|---|---|---|---|---|
| **Mundoval Fund** | 1.55% | 12.22% | 19.77% | 10.88% | 4.14% | 7.78% | 7.71% |
| **MSCI World Index** | -2.16% | 12.20% | 17.91% | 10.86% | 2.76% | 7.12% | 7.14% |

*Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All returns include change in share prices, and reinvestment of any dividends and capital gains distributions. Current performance may be lower or higher than the performance data quoted. Indices shown are broad-based, unmanaged indices commonly used to measure performance of U.S. and world stocks. These indices do not incur expenses and are not available for investment. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-FUNDS. You should consider the investment objectives, risks, and charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus by calling 1-877-59-FUNDS. The prospectus should be read carefully before investing.*

MUNDOVAL FUND
GLOBAL VALUE INVESTING

START INVESTING:
Call: 858-454-4837

## MUNDOVAL HAS A TEN YEAR TRACK RECORD!

We are pleased to announce that on September 3, 2014 the Mundoval Fund celebrated its tenth year of operation as a Global Value Equity mutual fund. Since inception on September 3, 2004 through September 30, 2014 the Mundoval Fund had an average annualized return of 7.71% versus 7.14% for the MSCI World Index. For the period ended September 30, 2014 the Mundoval Fund, as compared to the MSCI World Index, had an average annualized return of 7.78% vs. 7.12% over 10 years, 4.14% vs. 2.76% over 7 years, 10.88% vs. 10.86% over 5 years, 19.77% vs. 17.91% over 3 years, 12.22% vs. 12.20% over 1 year, and a total return of 1.55% vs. -2.16% for the quarter.

We are most fortunate to have shareholders that maintain a long term, multi-year time horizon and share our conviction in a value oriented investment philosophy that invests in businesses throughout the world that are believed to be selling at less than our estimate of their worth or intrinsic value. Our shareholders have withstood periods of extreme volatility, such as the financial crisis in 2008-09, only to be rewarded over time for their patience and understanding that share prices of common stocks eventually will reflect the intrinsic valuations of the businesses they represent. Most importantly, our shareholders are educated in knowing about the businesses they own and the time invested, not market timing, required to achieve their investment objectives.

The Mundoval Fund has the following characteristics that define our method of operation:

- Consistent application of value oriented investment philosophy through market cycles
- Multi-year investment horizon and low average portfolio turnover for tax efficiency
- Concentrated portfolio of high-quality business franchises with a sustainable competitive advantage
- Significant investment in the fund by managing members of the firm
- Management team is accessible to client inquiries

Benjamin Graham wrote in his classic text, *The Intelligent Investor*, "To achieve satisfactory investment results is easier than most people think; to achieve superior results is harder than it looks. Keep away from investments in which you have little to gain and much to lose. This means that the operations for profit should be based not on optimism but on arithmetic. You are neither right nor wrong because the crowd disagrees with you. You are right because your data & reasoning are right."
We are most grateful to have the opportunity to manage money for our shareholders and look forward to attaining their long-term investment objectives in the years ahead.

Thank you for your business and continued support.

Sincerely yours,
Arthur Q. Johnson, CFA
President

To find out more about the Fund ***Click Here*** to view our website and Factsheet.